Restructuring and related expenses	12 Months Ended
Dec. 31, 2011
Restructuring and related expenses
Restructuring and related expenses

Note 21—Restructuring and related expenses

Restructuring-related activities

        In 2011, the Company executed minor restructuring-related activities and incurred costs of $164 million which were mainly recorded in total cost of sales. These costs related to employee severance ($83 million), estimated contract settlement, loss order and other costs ($53 million) as well as inventory and long-lived asset impairments ($28 million).

        At December 31, 2011 and 2010, the balance of restructuring and related liabilities is primarily included in "Provisions and other current liabilities".

Cost take-out program

        In December 2008, the Company announced a two-year cost take-out program that aimed to sustainably reduce the Company's cost of sales and general and administrative expenses. The savings have been derived from initiatives such as internal process improvements, low-cost sourcing, and further measures to adjust the Company's global manufacturing and engineering footprint to shifts in customer demand. As of December 31, 2010, the Company had substantially completed the cost take-out program.

        The Company recorded the following expenses under this program:

($ in millions)	Cumulative costs 2008 to 2010	2010	2009
Employee severance costs	536	95	342
Estimated contract settlement, loss order and other costs	230	98	129
Inventory and long-lived asset impairments	70	20	45

Total	836	213	516

        These expenses were recorded as follows:

($ in millions)	Cumulative costs 2008 to 2010	2010	2009
Total cost of sales	475	110	293
Selling, general and administrative expenses	143	36	75
Other income (expense), net	218	67	148

Total	836	213	516

        Costs incurred under the program, per operating segment, were as follows:

($ in millions)	Cumulative costs incurred up to December 31, 2010
Power Products	122
Power Systems	139
Discrete Automation and Motion	256
Low Voltage Products	114
Process Automation	183
Corporate and Other	22

Total	836

        The most significant individual exit plans within this program related to the Robotics reorganization, the downsizing of the former Automation Products business in France and Germany, as well as the Power Systems business in Germany.